RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Amounts due to related parties-current	$ 4,361	$ 24,375
Disposal gain		760	$ 3,044
Related party investment payable
Impairment loss	33,184
Amounts due to related parties-current	$ 0	20,635
BabyTree
Disposal gain		$ 760	$ 3,044